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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-03715
-----------------------------------------------------------------

                                Elfun Income Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: : 03/31/07
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN
THOUSANDS) - MARCH 31, 2007 (UNAUDITED)

                                                                                 PRINCIPAL
                                                                                    AMOUNT                       VALUE
----------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 104.4%
----------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 25.4%
U.S. Treasury Bonds
4.50%                                        02/15/36                             $  9,905                    $  9,352 (h)
U.S. Treasury Notes
4.63%                                        11/15/09 - 02/15/17                    32,400                      32,446 (h)
4.75%                                        02/28/09 - 01/31/12                    50,605                      50,864 (h)
                                                                                                                92,662

FEDERAL AGENCIES - 4.7%
Federal Home Loan Mortgage Corp.
4.88%                                        02/09/10                               11,950                      11,975 (h)
5.00%                                        02/16/17                                5,250                       5,246 (h)
                                                                                                                17,221

AGENCY MORTGAGE BACKED - 26.1%
Federal Home Loan Mortgage Corp.
4.50%                                        06/01/33 - 02/01/35                       825                         774 (f)
5.00%                                        07/01/35 - 10/01/35                     1,219                       1,178 (f)
5.50%                                        05/01/20                                  201                         201 (f)
6.00%                                        04/01/17 - 11/01/36                     2,726                       2,762 (f)
6.50%                                        01/01/27 - 08/01/36                     1,916                       1,966 (f)
7.00%                                        10/01/16 - 08/01/36                       684                         709 (f)
7.50%                                        01/01/08 - 09/01/33                       149                         154 (f)
8.00%                                        11/01/30                                   18                          19 (f)
Federal National Mortgage Assoc.
4.00%                                        05/01/19 - 06/01/19                       829                         784 (f)
4.50%                                        05/01/18 - 02/01/35                     3,457                       3,334 (f)
5.00%                                        06/01/20 - 05/01/36                     3,193                       3,106 (f)
5.02%                                        07/01/35                                1,678                       1,677 (f,g)
5.11%                                        08/01/35                                1,053                       1,055 (f,g)
5.34%                                        04/01/37                                  423                         423 (c,g)
5.35%                                        04/01/37                                  370                         372 (c,g)
5.37%                                        04/01/37                                  467                         470 (c,g)
5.42%                                        04/01/37                                  504                         508 (c,g)
5.44%                                        04/01/37                                   38                          39 (g)
5.50%                                        03/01/14 - 08/01/35                     3,096                       3,094 (f)
5.53%                                        04/01/37                                  166                         167 (g)
5.56%                                        03/01/37                                   37                          37 (g)
5.69%                                        04/01/37                                  347                         349 (g)
5.71%                                        04/01/37                                1,363                       1,375 (g)
6.00%                                        02/01/14 - 08/01/36                     5,433                       5,493 (f)
6.50%                                        02/01/14 - 12/01/36                     6,718                       6,885 (f)
7.00%                                        08/01/13 - 06/01/36                     1,992                       2,069 (f)
7.50%                                        08/01/13 - 03/01/34                       783                         816 (f)
8.00%                                        12/01/11 - 11/01/33                       380                         396 (f)
8.50%                                        04/01/30 - 05/01/31                        39                          42 (f)
9.00%                                        06/01/09 - 12/01/22                       167                         174 (f)
5.00%                                        TBA                                    14,667                      14,196 (b)
5.50%                                        TBA                                    22,071                      21,850 (b)
6.00%                                        TBA                                     8,921                       9,020 (b)
6.50%                                        TBA                                       840                         857 (b)
Government National Mortgage Assoc.
4.50%                                        08/15/33 - 09/15/34                     1,544                       1,470 (f)
5.00%                                        08/15/33                                  365                         356 (f)
6.00%                                        04/15/27 - 09/15/36                     1,553                       1,574 (f)
6.50%                                        04/15/19 - 09/15/36                     1,318                       1,352 (f)
7.00%                                        03/15/12 - 10/15/36                       860                         893 (f)
7.50%                                        03/15/23 - 10/15/33                       140                         147 (f)
8.00%                                        09/15/27 - 06/15/30                        42                          44 (f)
8.50%                                        10/15/17                                   95                         101 (f)
9.00%                                        11/15/16 - 12/15/21                       191                         204 (f)
5.50%                                        TBA                                     2,645                       2,630 (b)
                                                                                                                95,122

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
- 3.9%
Collateralized Mortgage Obligation Trust
(Class B)
5.88%                                        11/01/18                                   30                          25 (c,d,f)
Federal Home Loan Mortgage Corp.
1.13%                                        04/15/37                                1,415                          76
1.33%                                        10/15/18                                1,167                          70 (e,f,g)
1.83%                                        12/15/30                                2,511                         115 (e,f,g)
1.88%                                        09/15/36                                1,374                         101 (e,g)
2.46%                                        09/15/36                                1,388                         128 (e,f,g)
3.22%                                        10/15/33                                  515                         400 (f,g)
3.98%                                        12/15/33                                  315                         267 (f,g)
4.00%                                        02/15/21                                  544                          76 (e,f)
4.50%                                        04/15/13 - 12/15/20                     3,695                         452 (e,f)
5.00%                                        12/15/13 - 12/01/34                    11,904                       2,133 (e,f)
5.10%                                        06/15/33                                1,096                       1,070 (f,g)
5.50%                                        04/15/17 - 06/15/33                     1,225                         229 (e,f)
5.50%                                        12/15/32 - 12/15/36                     3,577                       3,556
7.50%                                        01/15/16                                  105                         108 (f)
8.00%                                        04/15/20                                   20                          20 (f)
8.00%                                        02/01/23 - 07/01/24                        28                           6 (e,f)
24.17%                                       04/25/37                                2,830                         153 (c)
24.26%                                       09/25/43                                3,909                          44 (c,e,f,g)
Federal Home Loan Mortgage STRIPS
6.34%                                        08/01/27                                    6                           5 (c,d,f)
Federal National Mortgage Assoc STRIPS
(Class 1)
4.69%                                        11/01/34                                  985                         751 (c,d,f)
Federal National Mortgage Assoc STRIPS
(Class 2)
7.50%                                        11/01/23                                   92                          22 (e,f)
8.00%                                        08/01/23 - 07/01/24                        59                          13 (e,f)
8.50%                                        03/01/17 - 07/25/22                        66                          16 (e,f)
9.00%                                        05/25/22                                   21                           6 (e,f)
Federal National Mortgage Assoc.
1.13%                                        04/25/37                                1,278                          68
1.19%                                        12/25/42                                1,093                          21 (e,f,g)
1.45%                                        03/25/37                                1,127                          75 (e,g)
1.68%                                        10/25/29                                  942                          53 (e,f,g)
1.78%                                        12/25/30                                1,266                          60 (e,f,g)
1.88%                                        06/25/36 - 02/25/37                    14,908                         966 (e,f,g)
2.28%                                        09/25/42                                2,401                         130 (e,f,g)
2.33%                                        04/25/17 - 10/25/17                     2,018                         117 (e,f,g)
2.38%                                        08/25/16                                  605                          26 (e,f,g)
2.78%                                        06/25/42                                  813                          54 (e,f,g)
3.56%                                        09/25/31                                  623                         577 (f,g)
4.00%                                        02/25/28                                   47                          46 (f)
4.50%                                        05/25/18                                  387                          35 (e,f)
4.75%                                        11/25/14                                  205                          12 (e,f)
5.00%                                        08/25/17 - 02/25/32                       445                          48 (e,f)
5.50%                                        03/25/33                                  275                         274
5.67%                                        04/24/37                                  275                         277
8.00%                                        07/25/14                                  253                         256 (f)
Federal National Mortgage Assoc. (Class S)
1.78%                                        02/25/31                                  889                          45 (e,f,g)
Federal National Mortgage
Assoc. REMIC
1.88%                                        01/25/37                                3,638                         218 (e,f,g)
4.50%                                        11/25/13                                  550                          20 (e,f)
4.91%                                        03/25/31                                  891                         880 (f,g)
5.00%                                        10/25/22                                  390                          56 (e,f)
Federal National Mortgage Assoc. REMIC
(Class B)
5.73%                                        12/25/22                                   21                          17 (c,d,f)
Federal National Mortgage Assoc. REMIC
(Class K)
1008.00%**                                   05/25/22                                    -                           1 (e,f)
Federal National Mortgage Assoc. STRIPS
(Class 2)
5.00%                                        08/01/34                                  530                         126 (e)
                                                                                                                14,300

ASSET BACKED - 5.2%
AESOP Funding II LLC (Class A)
5.44%                                        04/20/10                                1,000                       1,002 (a,f,g)
Bank One Issuance Trust
3.59%                                        05/17/10                                  175                         174 (f)
Capital One Master Trust (Class C)
6.70%                                        06/15/11                                  149                         152 (a,f)
Chase Funding Mortgage Loan
Asset-Backed Certificates
5.75%                                        05/25/32                                   69                          66 (f)
Citibank Credit Card Issuance Trust
4.45%                                        04/07/10                                  496                         491 (f)
Countrywide Asset-Backed
Certificates (Class A)
5.59%                                        05/25/36                                  161                         162 (f,g)
5.88%                                        08/25/32                                   53                          53 (f,g)
Discover Card Master Trust I (Class A)
5.35%                                        04/17/12                                8,000                       8,015 (f,g)
First Franklin Mortgage Loan Asset Backed
Certificates
5.50%                                        09/25/35                                2,000                       2,000 (f,g)
GSAA Trust
5.72%                                        05/25/34                                  134                         135 (f,g)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                        10/15/10                                  427                         422 (f)
Mid-State Trust
7.54%                                        07/01/35                                   73                          78 (f)
Peco Energy Transition Trust
6.52%                                        12/31/10                                  400                         418 (f)
Residential Asset Mortgage
Products, Inc.
5.56%                                        03/25/34                                   19                          19 (f,g)
5.65%                                        12/25/33                                   11                          11 (f,g)
Residential Asset Securities Corp.
5.82%                                        07/25/32                                   67                          67 (f,g)
Residential Asset Securities Corp. (Class A)
4.16%                                        07/25/30                                  182                         179 (f,g)
5.90%                                        06/25/33                                  111                         111 (f,g)
Structured Asset Investment
Loan Trust
5.55%                                        02/25/35                                  597                         597 (a,f,g)
Superior Wholesale Inventory Financing
Trust (Class A)
5.50%                                        06/15/10                                4,000                       4,012 (f,g)
Volkswagen Auto Lease Trust
(Class A)
3.94%                                        10/20/10                                  265                         263 (f)
Wachovia Asset Securitization Inc. (Class A)
5.54%                                        06/25/34                                  317                         318 (f,g)
Wells Fargo Home Equity Trust
3.97%                                        05/25/34                                  205                         200 (f,g)
                                                                                                                18,945

CORPORATE NOTES - 28.0%
Abbey National PLC
7.95%                                        10/26/29                                  510                         635 (f)
Abbott Laboratories
5.88%                                        05/15/16                                  540                         558 (f)
AES Ironwood LLC
8.86%                                        11/30/25                                  873                         982 (f)
Air Jamaica Ltd.
9.38%                                        07/08/15                                  405                         435 (a,f)
Allergan, Inc.
5.75%                                        04/01/16                                  385                         391 (f)
Allied Waste North America Inc. (Series B)
7.13%                                        05/15/16                                  835                         850 (f)
Allied World Assurance Holdings Ltd.
7.50%                                        08/01/16                                  310                         333 (f)
Allstate Life Global Funding Trusts
3.85%                                        01/25/08                                  395                         390 (f)
American Electric Power
Company, Inc.
4.71%                                        08/16/07                                  425                         424 (f,i)
American Electric Power Company, Inc.
(Series D)
5.25%                                        06/01/15                                  335                         330 (f)
American General Corp.
7.50%                                        08/11/10                                  280                         300 (f)
American International Group, Inc.
6.25%                                        05/01/36                                  465                         488 (f)
American Railcar Industries, Inc.
7.50%                                        03/01/14                                  170                         175 (a)
AmerisourceBergen Corp.
5.88%                                        09/15/15                                  460                         456
Anadarko Petroleum Corp.
6.45%                                        09/15/36                                  310                         307
Aramark Corp.
8.50%                                        02/01/15                                  450                         468 (a,f)
Archstone-Smith Operating Trust
3.00%                                        06/15/08                                  225                         219 (f)
Arizona Public Service Co.
6.25%                                        08/01/16                                  485                         499 (f)
AvalonBay Communities, Inc. (REIT)
5.75%                                        09/15/16                                  320                         324 (f)
Axtel S.A. de C.V.
7.63%                                        02/01/17                                  230                         227 (a,f)
BAC CAP TRUST V
5.63%                                        03/08/35                                  495                         461 (f)
Banco BMG S.A.
9.15%                                        01/15/16                                  330                         354 (a,f)
Banco Santander Chile
5.38%                                        12/09/14                                  545                         543 (a,f)
Bank of America Corp.
5.75%                                        08/15/16                                  390                         397 (f)
Bank of America NA
5.30%                                        03/15/17                                  450                         444
Bear Stearns Companies, Inc.
5.55%                                        01/22/17                                  130                         128 (f)
BellSouth Corp.
4.20%                                        09/15/09                                  460                         450 (f)
6.55%                                        06/15/34                                  180                         185 (f)
Bertin Ltda
10.25%                                       10/05/16                                  200                         219 (a,f)
10.25%                                       10/05/16                                  220                         242
BJ Services Co.
5.75%                                        06/01/11                                  485                         491 (f)
BNP US Funding LLC (Series A)
7.74%                                        12/31/49                                  255                         258 (a,f,g)
Bristol-Myers Squibb Co.
5.88%                                        11/15/36                                  255                         250 (f)
British Telecommunications PLC
8.63%                                        12/15/10                                  195                         218 (f)
9.13%                                        12/15/30                                  614                         845
Burlington Northern Santa Fe Corp.
8.13%                                        04/15/20                                  765                         906 (f)
Cablevision Systems Corp.
8.00%                                        04/15/12                                  170                         173 (f)
Cap Cana S.A.
9.63%                                        11/03/13                                  235                         246 (a,f)
Capital One Bank
6.50%                                        06/13/13                                  195                         204 (f)
Capital One Capital III
7.69%                                        08/15/36                                  275                         297 (f)
Carolina Power & Light Co.
5.15%                                        04/01/15                                  230                         226 (f)
5.70%                                        04/01/35                                  130                         125 (f)
6.13%                                        09/15/33                                  490                         499 (f)
CBS Corp.
5.63%                                        05/01/07                                  200                         200 (f)
CCSA Finance Ltd.
7.88%                                        05/17/16                                  260                         278 (a,f)
Cerveceria Nacional Dominicana
C por A
8.00%                                        03/27/14                                  235                         239 (a)
Chaoda Modern Agriculture
7.75%                                        02/08/10                                  405                         410 (a,f)
Chesapeake Energy Corp.
6.88%                                        01/15/16                                  560                         567 (f)
CIT Group, Inc.
5.13%                                        09/30/14                                  460                         446 (f)
Clarendon Alumina Production Ltd.
8.50%                                        11/16/21                                  235                         252 (a,f)
CNA Financial Corp.
6.50%                                        08/15/16                                  295                         306 (f)
Comcast Cable Communications Holdings, Inc.
9.46%                                        11/15/22                                  695                         909 (f)
Comcast Corp.
5.88%                                        02/15/18                                  380                         382 (f)
Commonwealth Bank of Australia
6.02%                                        03/29/49                                  475                         478 (a,f,g)
ConAgra Foods, Inc.
7.88%                                        09/15/10                                  133                         144 (f)
ConocoPhillips Canada Funding Co.
5.95%                                        10/15/36                                  460                         466 (f)
Consumers Energy Co.
5.15%                                        02/15/17                                  330                         318 (f)
Countrywide Home Loans, Inc.
5.63%                                        05/15/07                                  255                         255 (f)
Coventry Health Care, Inc.
5.95%                                        03/15/17                                   70                          70
COX Communications, Inc.
7.75%                                        11/01/10                                  360                         389
CRH America, Inc.
6.00%                                        09/30/16                                  320                         324 (f)
CSX Transportation, Inc.
9.75%                                        06/15/20                                  202                         267 (f)
DaimlerChrysler NA Holding Corp.
4.05%                                        06/04/08                                  330                         326 (f)
4.75%                                        01/15/08                                  330                         328 (f)
DBS Bank Ltd.
5.00%                                        11/15/19                                  605                         590 (a,f,g)
Delhaize America, Inc.
8.13%                                        04/15/11                                  555                         607 (f)
Detroit Edison Co. (Series B)
5.45%                                        02/15/35                                  535                         499 (f)
Devon OEI Operating Inc.
4.38%                                        10/01/07                                  195                         194 (f)
Digicel Ltd.
9.25%                                        09/01/12                                  405                         427 (a)
Dominion Resources, Inc. (Series B)
6.30%                                        09/30/66                                  640                         652 (f,g)
Dover Corp.
6.50%                                        02/15/11                                  230                         240 (f)
6.65%                                        06/01/28                                  185                         202 (f)
Dresdner Funding Trust I
8.15%                                        06/30/31                                  320                         381 (a,f)
Duke Energy Corp.
5.38%                                        01/01/09                                  150                         150 (f)
Echostar DBS Corp.
7.00%                                        10/01/13                                1,395                       1,437 (f)
EI Du Pont de Nemours & Co.
4.88%                                        04/30/14                                  310                         301 (f)
El Paso Production Holding Co.
7.75%                                        06/01/13                                  585                         611 (f)
Embarq Corp.
7.08%                                        06/01/16                                  480                         489 (f)
Empresa Energetica de Sergipe and Sociedade
Anonima de Eletrificaao da Paraiba
10.50%                                       07/19/13                                  340                         376 (a,f)
Federated Retail Holdings Inc.
5.35%                                        03/15/12                                  275                         275
FirstEnergy Corp. (Series B)
6.45%                                        11/15/11                                  485                         508 (f)
FPL Group Capital, Inc. (Series B)
5.55%                                        02/16/08                                  660                         661 (f)
Freeport-McMoRan Copper &
Gold, Inc.
8.38%                                        04/01/17                                  475                         514
Galaxy Entertainment Finance Company Ltd.
9.88%                                        12/15/12                                  150                         163 (f)
10.35%                                       12/15/10                                  150                         158 (a,f,g)
Gaz Capital for Gazprom
6.21%                                        11/22/16                                  415                         415 (a,f)
6.51%                                        03/07/22                                  710                         721 (a)
Georgia Gulf Corp.
9.50%                                        10/15/14                                  840                         806 (a,f)
Gol Finance
7.50%                                        04/03/17                                  395                         388 (a)
Goldman Sachs Group, Inc.
6.60%                                        01/15/12                                  770                         812
Greater Bay Bancorp
5.25%                                        03/31/08                                  735                         733 (f)
Greentown China Holdings Ltd.
9.00%                                        11/08/13                                  235                         241 (a,f)
GS Caltex Corp.
5.50%                                        10/15/15                                  495                         492 (a,f)
GTE Corp.
6.94%                                        04/15/28                                  400                         424 (f)
7.51%                                        04/01/09                                  330                         344 (f)
Harrah's Operating Company, Inc.
5.38%                                        12/15/13                                  620                         550
HCA Inc.
9.13%                                        11/15/14                                  565                         604 (a,f)
Hexion US Finance Corp.
9.75%                                        11/15/14                                  835                         876 (a,f)
Home Depot, Inc.
5.25%                                        12/16/13                                  460                         457 (f)
Hospira, Inc.
5.55%                                        03/30/12                                  425                         425
HSBC Bank USA NA
4.63%                                        04/01/14                                  375                         359
HSBC Capital Funding LP
4.61%                                        12/29/49                                  405                         386 (a,f,g)
HSBC Capital Funding LP (Series 1)
9.55%                                        12/31/49                                  585                         658 (a,f,g)
HSBC Finance Corp.
6.50%                                        11/15/08                                  715                         729 (f)
HSBC Holdings PLC
6.50%                                        05/02/36                                  100                         106 (f)
Hutchison Whampoa Finance CI Ltd. (Series C)
7.50%                                        08/01/27                                  600                         688 (a,f)
Hydro Quebec
8.50%                                        12/01/29                                  215                         299 (f)
IBM Canada Credit Services Co.
3.75%                                        11/30/07                                  275                         273 (a,f)
Idearc Inc.
8.00%                                        11/15/16                                  805                         828 (a,f)
IIRSA Norte Finance Ltd.
8.75%                                        05/30/24                                  415                         488 (a,f)
Industrias Unidas S.A.
11.50%                                       11/15/16                                  420                         448 (a,h)
International Business Machines Corp.
3.80%                                        02/01/08                                  330                         326 (f)
International Steel Group Inc.
6.50%                                        04/15/14                                  400                         416
IPSCO, Inc.
8.75%                                        06/01/13                                  335                         357 (f)
ISA Capital do Brasil S.A.
8.80%                                        01/30/17                                  405                         430 (a,h)
iStar Financial, Inc. (REIT)
4.88%                                        01/15/09                                  165                         164 (f)
7.00%                                        03/15/08                                  330                         334 (f)
JBS S.A.
9.38%                                        02/07/11                                  420                         442
10.50%                                       08/04/16                                  265                         301 (a,f)
JP Morgan Chase & Co.
7.00%                                        11/15/09                                  590                         617 (f)
JP Morgan Chase Bank
5.88%                                        06/13/16                                  770                         791
Kansas Gas & Electric
5.65%                                        03/29/21                                  270                         266 (f)
Kazkommerts International
7.50%                                        11/29/16                                  415                         402 (a,f)
Kimco Realty Corp. (REIT)
4.82%                                        06/01/14                                  325                         312 (f)
Kinder Morgan Energy Partners LP
5.13%                                        11/15/14                                   40                          39 (f)
Kraft Foods, Inc.
5.25%                                        06/01/07                                  305                         305 (f)
Landsbanki Islands
6.06%                                        08/25/09                                  200                         203 (a,f,g)
Lehman Brothers Holdings, Inc.
5.75%                                        07/18/11                                  135                         138 (f)
LIN Television Corp.
6.50%                                        05/15/13                                  850                         832
Lloyds TSB Group PLC
6.27%                                        12/31/49                                  315                         310 (a,f,g)
MacDermid, Inc.
9.13%                                        07/15/11                                  870                         912
Majestic Star Casino LLC
9.50%                                        10/15/10                                  900                         944 (f)
Marfrig Overseas Ltd.
9.63%                                        11/16/16                                  415                         433 (a)
Markel Corp.
7.35%                                        08/15/34                                  175                         188 (f)
MBIA, Inc.
5.70%                                        12/01/34                                  250                         238
Mediacom LLC
9.50%                                        01/15/13                                  840                         866 (f)
Merck & Company, Inc.
5.75%                                        11/15/36                                  170                         165 (f)
Merrill Lynch & Company, Inc.
6.05%                                        05/16/16                                  340                         348 (f)
Metropolitan Life Global Funding I
4.25%                                        07/30/09                                  460                         452 (a,f)
Midamerican Energy Holdings Co.
6.13%                                        04/01/36                                  330                         329 (f)
Mohegan Tribal Gaming Authority
8.00%                                        04/01/12                                  865                         897 (f)
Morgan Stanley
6.60%                                        04/01/12                                  615                         649
Morgan Stanley (Series F)
5.49%                                        01/18/08                                2,000                       2,002 (f,g)
Motorola, Inc.
4.61%                                        11/16/07                                  550                         547 (f)
MUFG Capital Finance 1 Ltd.
6.35%                                        07/29/49                                  300                         306 (f,g)
NAK Naftogaz Ukrainy
8.13%                                        09/30/09                                  500                         504
Nakilat Inc.
6.07%                                        12/31/33                                  480                         463 (a,f)
6.27%                                        12/31/33                                  405                         399 (a,f)
National Power Corp.
9.63%                                        05/15/28                                  425                         536 (f)
Nelnet, Inc.
5.13%                                        06/01/10                                  600                         586 (f)
Nevada Power Co. (Series N)
6.65%                                        04/01/36                                  220                         229 (f)
New Cingular Wireless Services Inc.
8.75%                                        03/01/31                                  570                         738 (f)
News America, Inc.
7.25%                                        05/18/18                                  300                         333 (f)
Nisource Finance Corp.
5.45%                                        09/15/20                                  485                         459 (f)
7.88%                                        11/15/10                                  130                         141 (f)
Norfolk Southern Corp.
6.00%                                        04/30/08                                   40                          40 (f)
8.63%                                        05/15/10                                  465                         509 (f)
Norfolk Southern Railway Co.
9.75%                                        06/15/20                                  353                         474 (f)
Nortel Networks Ltd.
10.75%                                       07/15/16                                  400                         444 (a,f)
Northeast Utilities (Series B)
3.30%                                        06/01/08                                  330                         323 (f)
Northern States Power Co.
6.25%                                        06/01/36                                  190                         203 (f)
NorthWestern Corp.
5.88%                                        11/01/14                                  600                         592 (f)
NRG Energy, Inc.
7.38%                                        01/15/17                                  165                         169 (f)
Ohio Power Co. (Series E)
6.60%                                        02/15/33                                  165                         175 (f)
ONEOK Partners LP
5.90%                                        04/01/12                                  320                         327 (f)
OPTI Canada Inc.
8.25%                                        12/15/14                                  805                         837 (a,f)
Pacific Bell
7.13%                                        03/15/26                                  225                         240 (f)
Pacific Gas & Electric Co.
5.80%                                        03/01/37                                  165                         160
6.05%                                        03/01/34                                  255                         254 (f)
PanAmSat Corp.
9.00%                                        08/15/14                                  725                         785 (f)
Pemex Finance Ltd.
9.03%                                        02/15/11                                  724                         772 (f)
9.69%                                        08/15/09                                  530                         559 (f)
Pemex Project Funding Master Trust
6.13%                                        08/15/08                                  380                         383 (f)
7.38%                                        12/15/14                                  300                         331 (f)
7.88%                                        02/01/09                                  185                         193
Petrobras International Finance Co.
6.13%                                        10/06/16                                  320                         326 (f)
Playtex Products, Inc.
8.00%                                        03/01/11                                  400                         418 (f)
Potomac Edison Co.
5.35%                                        11/15/14                                  245                         241 (f)
Prudential Financial, Inc.
5.70%                                        12/14/36                                  460                         440 (f)
Prudential Holdings LLC (Series C)
8.70%                                        12/18/23                                  495                         623 (a,f)
Public Service Company of Colorado
7.88%                                        10/01/12                                  495                         556 (f)
Puget Sound Energy, Inc.
3.36%                                        06/01/08                                  335                         327 (f)
5.48%                                        06/01/35                                  330                         301 (f)
6.27%                                        03/15/37                                  195                         197 (f)
Pulte Homes, Inc.
4.88%                                        07/15/09                                  365                         358 (f)
Quebecor World Inc.
9.75%                                        01/15/15                                1,200                       1,260 (a,f)
Ranhill Labuan Ltd.
12.50%                                       10/26/11                                  255                         252 (a,f)
Rede Empresas de Energia
Eletrica S.A.
11.13%                                       04/02/49                                  350                         357 (a)
Reichhold Industries, Inc.
9.00%                                        08/15/14                                  395                         399 (a,f)
Residential Capital LLC
6.38%                                        06/30/10                                  615                         615
6.46%                                        04/17/09                                  615                         613 (g)
Resona Bank Ltd.
5.85%                                        09/29/49                                  300                         299 (a,f,g)
Rock-Tenn Co.
8.20%                                        08/15/11                                  785                         832
Roseton Danskammer (Series B)
7.67%                                        11/08/16                                  840                         890 (f)
Rouse Company LP (REIT)
6.75%                                        05/01/13                                  500                         510 (a,f)
Royal Bank of Scotland Group PLC
5.00%                                        10/01/14                                  355                         348 (f)
Sabine Pass LNG LP
7.50%                                        11/30/16                                  715                         720 (a)
Security Benefit Life Insurance
8.75%                                        05/15/16                                  325                         380 (a)
Simon Property Group, L.P. (REIT)
4.60%                                        06/15/10                                  330                         324 (f)
Skandinaviska Enskilda Banken AB
7.50%                                        03/29/49                                  295                         309 (a,f,g)
Smith International, Inc.
6.00%                                        06/15/16                                  320                         326 (f)
Southern Natural Gas Co.
5.90%                                        04/01/17                                  210                         210 (a)
Sovereign Capital Trust VI
7.91%                                        06/13/36                                  665                         740 (f)
Sprint Capital Corp.
7.63%                                        01/30/11                                  460                         494
Stallion Oilfield Finance Corp.
9.75%                                        02/01/15                                  240                         244 (a)
Standard Chartered Bank
Hong Kong Ltd.
4.38%                                        12/03/14                                  510                         499 (g)
Station Casinos Inc.
7.75%                                        08/15/16                                   65                          67 (f)
Stewart Enterprises, Inc.
6.25%                                        02/15/13                                  415                         403 (f)
Telecom Italia Capital S.A.
7.20%                                        07/18/36                                  310                         324 (f)
Telecom Personal S.A.
9.25%                                        12/22/10                                  240                         251 (a)
Tennessee Gas Pipeline Co.
8.38%                                        06/15/32                                  310                         382
The Kroger Co.
6.80%                                        12/15/18                                  320                         333 (f)
The Thomson Corp.
5.50%                                        08/15/35                                  325                         290 (f)
Time Warner, Inc.
6.88%                                        05/01/12                                  150                         160 (f)
TNK-BP Finance S.A.
6.13%                                        03/20/12                                  300                         298 (a)
6.63%                                        03/20/17                                  195                         194 (a)
TransCapitalInvest Ltd.
5.67%                                        03/05/14                                  350                         345 (a)
Tronox Worldwide LLC
9.50%                                        12/01/12                                  560                         594 (f)
TXU Electric Delivery Co.
5.00%                                        09/01/07                                  335                         334 (f)
5.73%                                        09/16/08                                  375                         375 (g)
6.38%                                        05/01/12                                  120                         124 (f)
Union Pacific Railroad Co.
5.87%                                        07/02/30                                  325                         332 (f)
United Overseas Bank Ltd.
4.50%                                        07/02/13                                  665                         641 (a,f)
Vitro S.A. de C.V.
9.13%                                        02/01/17                                  230                         236 (a,h)
VTB Capital S.A.
5.96%                                        08/01/08                                  335                         335 (a,f,g)
6.10%                                        09/21/07                                  310                         310 (a,f,g)
Wachovia Corp.
5.63%                                        10/15/16                                  995                         998 (f)
Wal-Mart Stores, Inc.
5.25%                                        09/01/35                                  350                         317 (f)
Wells Fargo & Co.
5.25%                                        12/01/07                                  180                         180 (f)
Wells Fargo Bank NA
5.95%                                        08/26/36                                  350                         353 (f)
Westar Energy, Inc.
5.15%                                        01/01/17                                  230                         220 (f)
7.13%                                        08/01/09                                  180                         187 (f)
Westlake Chemical Corp.
6.63%                                        01/15/16                                  775                         756 (f)
Windstream Corp.
7.00%                                        03/15/19                                  700                         700 (a)
8.63%                                        08/01/16                                  785                         859
Wisconsin Electric Power
3.50%                                        12/01/07                                  410                         405 (f)
5.70%                                        12/01/36                                  115                         112 (f)
Wyeth
4.38%                                        03/01/08                                  300                         298 (f)
5.95%                                        04/01/37                                  425                         421
                                                                                                               102,252

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.2%
Banc of America Commercial Mortgage Inc.
5.32%                                        10/10/11                                  750                         754 (f)
Banc of America Funding Corp.
5.74%                                        03/20/36                                  264                         263 (f,g)
5.85%                                        02/20/36                                  455                         458 (f,g)
Banc of America Mortgage Securities
(Class B)
5.33%                                        10/25/35                                  177                         172 (f,g)
5.38%                                        01/25/36                                  274                         270 (f,g)
5.56%                                        02/25/36                                  210                         209 (f,g)
Bank of America Alternative
Loan Trust
6.50%                                        07/25/35                                  366                         373 (f)
Bear Stearns Commercial
Mortgage Securities
5.41%                                        03/11/39                                  222                         225 (f,g)
5.48%                                        10/12/41                                  758                         767 (f,g)
5.53%                                        10/12/41                                  758                         768 (f,g)
6.02%                                        02/14/31                                  750                         758 (f)
CalSTRS Trust
4.13%                                        11/20/12                                  938                         930 (a,f)
Citigroup Mortgage Loan Trust, Inc.
6.08%                                        08/25/36                                  531                         534 (f,g)
Countrywide Alternative Loan Trust
5.98%                                        05/25/36                                   99                          89 (f,g)
6.00%                                        03/25/36 - 08/25/36                       482                         409 (f)
Countrywide Alternative Loan Trust (Class B)
6.00%                                        05/25/36 - 08/25/36                       298                         263 (f)
Countrywide Asset-Backed Certificates
5.60%                                        11/25/35                                  787                         788 (f,g)
Countrywide Home Loan Mortgage Pass Through
Trust (Class M)
5.50%                                        12/25/35                                  251                         244 (f)
Credit Suisse Mortgage Capital Certificates
5.47%                                        09/15/39                                  689                         693 (f)
Credit Suisse Mortgage Capital Certificates
(Class C)
5.65%                                        02/25/36                                  148                         145 (f,g)
Crusade Global Trust (Class A)
5.54%                                        09/18/34                                   66                          66 (f,g)
CS First Boston Mortgage
Securities Corp.
1.50%                                        03/15/35                               10,652                         393 (a,f,g)
5.25%                                        08/25/34                                  227                         225 (f)
5.25%                                        07/15/37                                7,734                         193 (a,c,f,g)
5.33%                                        10/25/35                                  252                         242 (f,g)
6.13%                                        04/15/37                                  520                         540 (f)
First Horizon Alternative Mortgage
Securities (Class B)
5.98%                                        05/25/36                                   99                          88 (f,g)
First Union-Lehman Brothers-Bank
of America
6.56%                                        11/18/35                                  576                         580 (f)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                        05/15/35                                1,026                       1,037 (f)
6.47%                                        04/15/34                                  300                         312 (f)
GMAC Commercial Mortgage Securities, Inc.
(Class X)
5.23%                                        12/10/41                               12,079                         253 (c,f,g)
Greenwich Capital Commercial Funding Corp.
5.12%                                        04/10/37                                  626                         626 (f)
Impac CMB Trust
5.58%                                        04/25/35                                  857                         858 (f,g)
Indymac INDA Mortgage Loan Trust
5.16%                                        01/25/36                                  100                          98 (f,g)
Indymac INDA Mortgage Loan Trust (Class B)
5.16%                                        01/25/36                                  144                         143 (f,g)
Indymac Index Mortgage Loan Trust
5.38%                                        06/25/35                                  422                         417 (f,g)
JP Morgan Chase Commercial Mortgage
Securities Corp.
1.12%                                        01/12/39                                6,550                         224 (a,f,g)
6.47%                                        11/15/35                                  457                         480 (f)
LB-UBS Commercial Mortgage Trust
4.06%                                        09/15/27                                1,033                       1,011 (f,g)
5.17%                                        01/18/12                                9,710                         259 (c,f,g)
5.26%                                        09/15/39                                  800                         804 (f)
5.42%                                        02/15/40                                  295                         296
5.46%                                        01/15/36                                3,131                         204 (a,c,f)
6.23%                                        03/15/26                                  371                         377 (f)
6.97%                                        03/15/36                                8,356                         238 (a,c,f,g)
7.09%                                        10/15/35                                2,625                         110 (a,c,f,g)
7.23%                                        02/15/40                                8,151                         174 (a,c,f,g)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                        12/15/30                                  832                         864 (f)
6.65%                                        11/15/27                                1,505                       1,582 (f)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                        07/14/16                                  103                         109 (a,f)
LB-UBS Commercial Mortgage Trust (Class X)
5.24%                                        09/15/39                               21,650                         711 (c,f,g)
6.77%                                        12/15/39                                6,919                         124 (a,c,f,g)
Master Alternative Loans Trust
5.00%                                        08/25/18                                  379                          59 (e,f)
6.50%                                        08/25/34 - 05/25/35                     1,448                       1,473 (f)
Master Alternative Loans Trust
(Class 3)
6.50%                                        01/25/35                                  367                         374 (f)
Merrill Lynch Mortgage Trust (Class A)
5.62%                                        05/12/39                                  757                         771 (f,g)
MLCC Mortgage Investors, Inc.
5.39%                                        02/25/36                                  225                         223 (f,g)
Morgan Stanley Capital I
5.28%                                        12/15/43                                  296                         297 (f,g)
5.33%                                        12/15/43                                  296                         295 (f,g)
5.39%                                        11/12/41                                  848                         844 (f,g)
5.44%                                        02/20/44                                  295                         296 (a,g)
5.45%                                        02/20/44                                  500                         502 (g)
5.71%                                        07/20/44                                  350                         358 (f)
Morgan Stanley Capital I (Class A)
5.36%                                        02/20/44                                  500                         504 (g)
Morgan Stanley Dean Witter Capital I
(Class A)
6.39%                                        10/15/35                                1,000                       1,047 (f)
6.54%                                        02/15/31                                  412                         423 (f)
Nomura Asset Securities Corp.
(Class A)
6.59%                                        03/15/30                                1,379                       1,391 (f)
Puma Finance Ltd. (Class A)
5.51%                                        03/25/34                                  193                         193 (f,g)
5.55%                                        10/11/34                                  235                         235 (f,g)
Residential Accredit Loans, Inc.
6.00%                                        01/25/36                                  395                         387 (f)
6.02%                                        01/25/36                                  154                         156 (f,g)
Residential Funding Mortgage
Security I
5.75%                                        01/25/36                                  280                         274 (f)
Residential Mortgage Securities
5.43%                                        08/10/30                                  548                         548 (a,f,g)
Structured Asset Securities Corp. (Class X)
2.14%                                        02/25/28                                  623                          27 (g)
Wachovia Bank Commercial
Mortgage Trust
5.51%                                        03/15/45                                  535                         541 (f)
5.68%                                        05/15/43                                  780                         794 (f,g)
Washington Mutual Inc.
5.65%                                        01/25/45                                  757                         760 (f,g)
Wells Fargo Mortgage Backed Securities Trust
5.39%                                        08/25/35                                  629                         617 (f,g)
5.50%                                        01/25/36                                  512                         490 (f)
Wells Fargo Mortgage Backed Securities
Trust (Class B)
5.50%                                        03/25/36                                  503                         487 (f)
                                                                                                                37,116

SOVEREIGN BONDS - 0.9%
Government of Argentina
9.38%                                        09/14/18                                  235                         237
Government of Bahamas
6.63%                                        05/15/33                                  380                         421 (a,f)
Government of Brazil
10.25%                                       01/10/28                                1,160                         547
Government of Canada
7.50%                                        09/15/29                                  460                         583
Government of Jamaica
8.00%                                        03/15/39                                  415                         416
Government of Manitoba Canada
4.90%                                        12/06/16                                  315                         311 (f)
Government of Mexico
7.50%                                        01/14/12                                  310                         339
Government of Panama
6.70%                                        01/26/36                                  290                         301
                                                                                                                 3,155

TOTAL BONDS AND NOTES                                                                                          380,773
 (COST $385,796)

                                                                          PRINCIPAL AMOUNT                       VALUE
----------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN - 12.1%
----------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 6.5%
Arran Master Trust (Class A)
5.34%                                        12/15/10                             $  2,000                    $  2,001 (g)
CNH Equipment Trust
5.39%                                        10/15/08                                  477                         477 (g)
CNH Wholesale Master Note Trust (Class A)
5.43%                                        06/15/11                                1,000                       1,001 (g)
Countrywide Asset-Backed Certificates
5.75%                                        05/25/33                                   54                          54 (g)
Countrywide Asset-Backed Certificates
(Class 2)
5.92%                                        06/25/33                                    2                           2 (g)
First Franklin Mortgage Loan Asset Backed
Certificates (Class M)
5.77%                                        03/25/35                                5,000                       5,005 (g)
First USA Credit Card Master Trust (Class A)
5.47%                                        05/17/10                                1,500                       1,501 (g)
Fleet Home Equity Loan Trust
(Class A)
5.57%                                        01/20/33                                  459                         459 (g)
Fremont Home Loan Trust
5.52%                                        04/25/35                                  789                         789 (g)
GMAC Mortgage Corp. Loan Trust
5.41%                                        08/25/35                                2,000                       2,000 (g)
Gracechurch Card Funding PLC (Class A)
5.34%                                        11/16/09                                2,680                       2,680 (g)
GSAA Trust
5.72%                                        05/25/34                                  134                         135 (f,g)
GSAMP Trust
5.47%                                        12/25/35                                1,000                       1,000 (g)
JP Morgan Mortgage Acquisition Corp.
5.43%                                        01/25/36                                1,490                       1,490 (g)
Residential Asset Mortgage
Products, Inc.
5.59%                                        12/25/33                                  516                         518 (g)
Residential Asset Securities Corp.
5.57%                                        01/25/36                                3,000                       3,002 (g)
Saxon Asset Securities Trust
5.55%                                        05/25/35                                  262                         262 (g)
5.61%                                        08/25/35                                   14                          14 (g)
Structured Asset Securities Corp.
5.52%                                        02/25/35                                  921                         921 (g)
Wachovia Asset Securitization Inc. (Class A)
5.54%                                        06/25/34                                  635                         635 (f,g)
                                                                                                                23,946

CORPORATE NOTES - 0.3%
Marsh & McLennan Companies, Inc.
5.50%                                        07/13/07                                1,000                       1,000 (g)

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.3%
Banc of America Large Loan
5.53%                                        03/15/22                                3,500                       3,501 (a,g)
Granite Master Issuer PLC
5.43%                                        12/20/24                                3,000                       3,001 (g)
5.44%                                        12/20/54                                4,713                       4,716 (g)
Granite Mortgages PLC (Class 1)
5.54%                                        01/20/43                                  696                         696 (g)
Impac CMB Trust (Class 1)
5.68%                                        10/25/34                                  829                         830 (g)
Impac CMB Trust (Class A)
6.08%                                        12/25/33                                   93                          93 (g)
Interstar Millennium Trust (Class A)
5.56%                                        03/14/36                                   98                          98 (g)
Lehman Brothers Floating Rate Commercial
Mortgage Trust
5.49%                                        10/15/17                                  391                         391 (a,g)
Morgan Stanley Capital I
5.86%                                        01/15/21                                2,000                       2,000 (a,g)
MortgageIT Trust (Class A)
5.62%                                        08/25/35                                3,387                       3,399 (g)
National RMBS Trust
5.46%                                        03/20/34                                  198                         198 (g)
Washington Mutual Inc.
5.66%                                        01/25/45                                  368                         368 (g)
                                                                                                                19,291

TOTAL SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN                                                                                         44,237
 (COST $44,243)

TOTAL INVESTMENTS IN SECURITIES                                                                                425,010
 (COST $430,039)

                                                                          NUMBER OF SHARES                       VALUE
----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 27.4%
----------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 7.6%
GEI Short Term Investment Fund
5.53%                                                                           27,567,792                    $ 27,568 (c,j)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 17.1%
GEI Short Term Investment Fund
5.53%                                                                           62,348,484                      62,348 (c,j)


                                                                                 PRINCIPAL
                                                                                    AMOUNT
------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT - 2.7%
Credit Suisse First Boston
5.28%                                        04/27/07                              $10,000                      10,000

TOTAL SHORT-TERM INVESTMENTS                                                                                    99,916
 (COST $99,916)

TOTAL INVESTMENTS                                                                                              524,926
 (COST $529,955)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (43.9)%                                                          (160,214)
                                                                                                             ---------
NET ASSETS - 100.0%                                                                                          $ 364,712
                                                                                                             =========

----------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------------------------------------------------

The Elfun Income Fund had the following long futures contracts open at March 31, 2007 (unaudited):

                                                                                                CURRENT         UNREALIZED
DESCRIPTION                                      EXPIRATION DATE      NUMBER OF CONTRACTS   NOTIONAL VALUE     DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                              September 2007               139               $32,986            $ (6)
U.S. Treasury Notes 5 Yr. Futures                   June 2007                 101                10,685             (21)
                                                                                                                   ----
                                                                                                                   $(27)
                                                                                                                   ====



NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) -
March 31, 2007 (unaudited)
--------------------------------------------------------------------------------


(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to $39,980 or, 10.96% of net assets for the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees

(b) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)      Coupon amount represents effective yield.

(d) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(e) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(f) At March 31, 2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(g) Variable or floating rate security. The stated rate represents the rate at March 31, 2007.

(h)      All or a portion of the security is out on loan.

(i)      Step coupon Bond. Security becomes interest bearing at a future date.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

+        Percentages are based on net assets as of March 31, 2007.

*        Less than 0.1%

**       Amount is less than $500



         Abbreviations:

REIT     Real Estate Investment Trust

REMIC    Real Estate Mortgage Investment Conduit

STRIPS   Separate Trading of Registered Interest and Principal of Security

TBA      To be announced



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 25, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 25, 2007


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  May 25, 2007